Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE EQUITY FUNDS, INC.
Entity Central Index Key	0001012968
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005464
Shareholder Report [Line Items]
Fund Name	Institutional Large-Cap Core Growth Fund
Trading Symbol	TPLGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Large-Cap Core Growth Fund	$61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was Oracle. After surging toward the end of the third quarter due to a robust improvement in its outlook, shares of Oracle gave back those gains—and more—amid multiple investor concerns, including customer concentration, elevated capital expenditures, funding sources, and cash flow. Our position in ServiceNow also hurt returns as shares fell on investor worries regarding the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows.

  The fund seeks to provide long-term capital growth by investing in “blue chip” companies with leading market positions, seasoned management, and strong financial positions, with the potential for above-average growth and profitability. Trading activity was minimal during the period due to our confidence in the long-term outlook of our positioning in the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Large-Cap Core Growth Fund	19.10%	11.91%	15.81%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Growth Index (Strategy Benchmark)	18.56	15.32	18.13

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,877,181,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 16,131,000
InvestmentCompanyPortfolioTurnover	17.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,877,181 Number of Portfolio Holdings73
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	48.9%
Consumer Discretionary	16.4
Communication Services	14.6
Financials	7.8
Health Care	6.7
Industrials & Business Services	3.2
Consumer Staples	0.7
Materials	0.6
Utilities	0.5
Other	0.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	14.1%
Microsoft	11.8
Apple	9.0
Alphabet	7.1
Amazon.com	6.4
Broadcom	4.9
Meta Platforms	4.8
Carvana	4.2
Eli Lilly	3.1
Tesla	2.9

Updated Prospectus Web Address	www.troweprice.com/paperless